Segment disclosures (Disclosure of geographical areas assets and liabilities) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 10,436,177	$ 10,794,933
Non-current assets	8,616,813	6,401,819
Canada [Member]
Disclosure of operating segments [line items]
Total assets	2,421,420	4,393,114
Non-current assets	601,822	0
USA [Member]
Disclosure of operating segments [line items]
Total assets	8,014,757	6,401,819
Non-current assets	$ 8,014,991	$ 6,401,819